INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		$ 12,130
Impairment loss	$ 428
Balance, end of year		10,355	$ 12,130
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		37,006	35,169
Additions		880	1,837
Balance, end of year		37,886	37,006
Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		(24,876)	(22,363)
Amortization for the year		2,227	2,486
Impairment loss		428	27
Balance, end of year		(27,531)	(24,876)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		3,329
Balance, end of year		2,479	3,329
Customer relationships [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		8,500	8,500
Additions		0	0
Balance, end of year		8,500	8,500
Customer relationships [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		(5,171)	(4,321)
Amortization for the year		850	850
Impairment loss		0	0
Balance, end of year		(6,021)	(5,171)
Domain names [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		4,300
Balance, end of year		4,300	4,300
Domain names [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		4,300	4,300
Additions		0	0
Balance, end of year		4,300	4,300
Domain names [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		0	0
Amortization for the year		0	0
Impairment loss		0	0
Balance, end of year		0	0
Technology [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		4,296
Balance, end of year		3,371	4,296
Technology [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		24,001	22,164
Additions		880	1,837
Balance, end of year		24,881	24,001
Technology [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		(19,705)	(18,042)
Amortization for the year		1,377	1,636
Impairment loss		428	27
Balance, end of year		(21,510)	(19,705)
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		205
Balance, end of year		205	205
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		205	205
Additions		0	0
Balance, end of year		205	205
Other [Member] | Amortization and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, beginning of year		0	0
Amortization for the year		0	0
Impairment loss		0	0
Balance, end of year		$ 0	$ 0